BUSINESS ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
IPG Acquisition [Member]
BUSINESS ACQUISITIONS (Tables) [Line Items]
Agregate consideration [Table Text Block]	The aggregate consideration was as follows:

Common stock payable	$1,054,000
Warrants issued with $4.50 exercise price	421,000
Warrants issued with $5.00 exercise price	412,000
$1,887,000
The aggregate consideration was as follows:

Common stock payable	$1,054,000
Warrants issued with $4.50 exercise price	421,000
Warrants issued with $5.00 exercise price	412,000
$1,887,000

Business Combination, Segment Allocation [Table Text Block]
The purchase price allocation is as follows:

Intangible assets:
Customer relationship intangible	$1,000,000
Marketing-related intangibles	200,000
Non-compete agreements	500,000
Goodwill	187,000
$1,887,000

The purchase price allocation is as follows:

Intangible assets:
Customer relationship intangible	$1,000,000
Marketing-related intangibles	200,000
Non-compete agreements	500,000
Goodwill	187,000
$1,887,000

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]
The pro forma effects of the acquisition on the results of operations as if the transaction had been completed on January 1, 2015, are as follows:

Nine months ended September 30, 2015 (Unaudited)
Total net revenues	$1,447,122
Net loss	(6,822,689)
Net loss per common share:
Basic and diluted	$(0.48)

The accompanying consolidated financial statements include the results of IPG from the date of acqui

	Year ended December 31,
	2015 (Unaudited)	2014 (Unaudited)
Total net revenues	$2,132,724	$921,931
Net loss	(8,733,016)	(6,816,227)
Net loss per common share:
Basic and diluted	$(0.60)	$(0.49)

Chiefton Acquisition [Member]
BUSINESS ACQUISITIONS (Tables) [Line Items]
Agregate consideration [Table Text Block]	The aggregate consideration was as follows:

Cash	$12,249
Common stock	69,400
Aggregate consideration	$81,649
The aggregate consideration was as follows:

Cash	$12,249
Common stock	69,400
Aggregate consideration	$81,649

Business Combination, Segment Allocation [Table Text Block]	The purchase price allocation is as follows:

Inventory	$12,249
Intangible assets – intellectual property	69,400
$81,649
The purchase price allocation is as follows:

Inventory	$12,249
Intangible assets – Chiefton brand and graphic designs	69,400
$81,649